Financial Instruments and Financial Risk Management	6 Months Ended
Jun. 30, 2019
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Estimates of fair value

Financial instruments are measured at fair value, according to valuation methods. Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

The following table presents the group's financial liabilities measured at fair value, net of unrecognized Day 1 Loss:

	June 30, 2019			December 31, 2018
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,503	340	1,843	1,504	444	1,948
Unrecognized Day 1 loss	-	(249)	(249)	-	(347)	(347)
Warrants, net	1,503	91	1,594	1,504	97	1,601